Risk management - Hedge of a net investment in a foreign operation (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Risk management
Deferred income tax (Note 10)	$ 2,893	$ (2,979)	$ 2,760
Hedge of a net investment in a foreign operation
Risk management
Opening balance	6,467	3,141	9,354
Exchange difference	(6,642)	6,305	(8,973)
Deferred income tax (Note 10)	2,893	(2,979)	2,760
Closing balance	2,718	6,467	3,141
Hedging instrument assets	$ 2,718	$ 6,467	$ 3,141	$ 10,001
Hedging instrument liabilities				10,001	$ 10,269
Hedge of a net investment in a foreign operation | Ecopetrol Business Group
Risk management
Closing balance
Hedging instrument assets				9,671
Hedge of a net investment in a foreign operation | ISA Colombia
Risk management
Closing balance
Hedging instrument assets				$ 330